Note 9 - Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Property, Plant, and Equipment [Text Block]
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,
	2025	2024
Land	$130	$115
Buildings and improvements	16,408	19,385
Machinery and equipment	103,445	99,747
Construction in progress	7,114	5,243
	127,097	124,490
Accumulated depreciation	(78,669)	(76,611)
Property, plant and equipment, net	$48,428	$47,879

Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was $11.8 million, $9.9 million and $8.6 million, respectively. At December 31, 2025, no property was classified as assets held for sale within other current assets on the accompanying condensed consolidated balance sheets. At  December 31, 2024, a total of $2.1 million of property was classified as assets held for sale on the accompanying consolidated balance sheet related to several buildings in Zhongshan, PRC and Glen Rock, Pennsylvania.